Other Expense	6 Months Ended
Jun. 30, 2016
Other Liabilities Disclosure [Abstract]
Other Expense
Other Expense
The components of other expense are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
	$	$	$	$
Freight tax provision	(2,024)	(409)	(4,501)	(342)
Foreign exchange loss	(76)	(65)	(239)	(112)
Other income	160	—	154	1
Total	(1,940)	(474)	(4,586)	(453)

The following reflects the changes in the Company’s unrecognized tax benefits, recorded in other long-term liabilities, from December 31, 2015 to June 30, 2016:

2016
$
Balance of unrecognized tax benefits as at January 1	7,511
Increases for positions related to the current period	4,066
Changes for positions taken in prior periods	388
Decreases related to statute of limitations	(121)
Balance of unrecognized tax benefits as at June 30	11,844

The majority of the net increase for positions for the three and six months ended June 30, 2016 relates to potential tax on freight income.

The Company does not presently anticipate its uncertain tax positions will significantly increase or decrease in the next 12 months; however, actual developments could differ from those currently expected.